Unaudited Condensed Statements of Changes in Stockholders’ Equity (Parentheticals) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Sale of units through IPO	12,000,000
Sale of units through over-allotment	1,300,000
Sale of in private placement	416,000
SoundHound, Inc.
Issuance of D-3 preferred stock, per share (in Dollars per share)		$ 33
Issuance of D-3 preferred stock, per share (in Dollars per share)		$ 40